Prospectus Supplement October 1, 2020

For the following funds with prospectuses dated November 1, 2019 – September 1, 2020 (each as supplemented to date)

AMCAP Fund® (AMCAP)

American Balanced Fund® (AMBAL)

American Funds Corporate Bond Fund® (CBF)

American Funds Developing World Growth and Income FundSM (DWGI)

American Funds Emerging Markets Bond Fund® (EMBF)
American Funds Global Balanced FundSM (GBAL)
American Funds Global Insight FundSM (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds International Vantage FundSM (IVE)

American Funds Mortgage Fund® (AFMF)
American Funds Multi-Sector Income FundSM (MSI)

American Funds Strategic Bond FundSM (SBF)

American Funds U.S. Government Money Market FundSM (MMF)

American Mutual Fund® (AMF)
American High-Income Trust® (AHIT)
The Bond Fund of America® (BFA)
Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income FundSM (IGI)

The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)
New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)
Washington Mutual Investors FundSM (WMIF)

Changes apply to all funds unless otherwise noted below.

1. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the AMCAP Fund prospectus:

Jessica C. Spaly, Partner, Capital Research Global Investors, and Cheryl E. Frank, Partner, Capital International Investors, serve as equity portfolio managers for the fund. Jessica serves as Senior Vice President of the fund and has 23 years of experience in total (17 years with Capital Research and Management Company or affiliate). She has three years of experience in managing the fund and 14 years of prior experience as an investment analyst for the fund. Cheryl serves as Senior Vice President of the fund and has 22 years of experience in total (18 years with Capital Research and Management Company or affiliate). She has two years of experience in managing the fund.

Effective October 1, 2020, Claudia P. Huntington and Eric S. Richter will no longer manage money in the fund.

2. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the American Balanced Fund prospectus:

Mark L. Casey, Partner, Capital International Investors and Anne-Marie Peterson, Partner, Capital World Investors, serve as equity portfolio managers for the fund. Ritchie Tuazon, Partner, Capital Fixed Income Investors, serves as a fixed income portfolio manager for the fund. Mark serves as Senior Vice President of the fund and has 20 years of experience (all with Capital Research and

Management Company or affiliate). He has one year of experience in managing the fund and 17 years of prior experience as an investment analyst for the fund. Anne-Marie serves as Senior Vice President of the fund and has 26 years of experience in total (15 years with Capital Research and Management Company or affiliate). She has five years of experience in managing the fund and seven years of prior experience as an investment analyst for the fund. Ritchie serves as Senior Vice President of the fund and has 20 years of experience in total (ten years with Capital Research and Management Company or affiliate). He has less than one year of experience in managing the fund.

Effective October 1, 2020, Michael T. Kerr will no longer manage money in the fund.

3. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the American Funds Global Balanced Fund prospectus:

Bradford F. Freer, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Bradford serves as Senior Vice President of the fund and has 28 years of experience in total (26 years with Capital Research and Management Company or affiliate). He has one year of experience in managing the fund.

Effective October 1, 2020, Eric S. Richter will no longer manage money in the fund.

4. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the Capital World Bond Fund prospectus:

Effective October 1, 2020, David A. Daigle will no longer manage money in the fund.

5. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the Fundamental Investors prospectus:

Mathews Cherian, Partner, Capital World Investors, and Irfan M. Furniturewala, Partner, Capital International Investors, serve as equity portfolio managers for the fund. Mathews serves as Senior Vice President of the fund and has 24 years of experience in total (17 years with Capital Research and Management Company or affiliate). He has five years of experience in managing the fund and nine years of prior experience as an investment analyst for the fund. Irfan serves as Senior Vice President of the fund and has 20 years of experience in total (19 years with Capital Research and Management Company or affiliate). He has two years of experience in managing the fund.

Effective October 1, 2020, Michael T. Kerr will no longer manage money in the fund.

6. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of The Growth Fund of America prospectus:

Alex Popa, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Alex serves as Senior Vice President of the fund and has 16 years of experience in total (13 years with Capital Research and Management Company or affiliate). He has four years of experience in managing the fund and nine years of prior experience as an investment analyst for the fund.

Effective October 1, 2020, Michael T. Kerr will no longer manage money in the fund.

7. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of The New Economy Fund prospectus:

Tomoko Fortune, Vice President, Capital World Investors, and Reed Lowenstein, Partner, Capital Research Global Investors, serve as equity portfolio managers for the fund. Tomoko serves as Senior Vice President of the fund and has 25 years of experience in total (two years with Capital Research and Management Company or affiliate). She has one year of experience in managing the fund. Reed serves as Senior Vice President of the fund and has 22 years of experience (all with Capital Research and Management Company or affiliate). He has two years of experience in managing the fund.

Effective October 1, 2020, Claudia P. Huntington will no longer manage money in the fund.

8. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the New World Fund prospectus:

Effective October 1, 2020, Wahid Butt will no longer manage money in the fund.

9. The first paragraph following the heading “Valuing shares” in the “Purchase, exchange and sale of shares” section of the prospectus for each of the funds listed above (other than MMF) is amended to read as follows:

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

10. The fourth paragraph following the heading “Valuing shares” in the “Purchase, exchange and sale of shares” section of the prospectus for each of the funds listed above (other than GIF, IVE, AFMF, MMF, IBFA, STBF, GVT, and WMIF) is amended to read as follows:

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

11. The following is added after the second paragraph under the heading “Valuing shares” in the “Purchase, exchange and sale of shares” section of the prospectus for each of the funds listed below:

• GIF	• IVE

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

12. The third paragraph following the heading “Valuing shares” in the “Purchase, exchange and sale of shares” section of the prospectus for each of the funds listed below is amended to read as follows:

• GIF	• IBFA	• WMIF
• IVE	• STBF
• AFMF	• GVT

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

13. The first paragraph following the heading “Valuing shares” in the “Purchase, exchange and sale of shares” section of the American Funds U.S. Government Money Market Fund is amended to read as follows:

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund seeks to preserve the net asset value of each share class at $1.00. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value. The fund may also calculate its share price on days the New York Stock Exchange is closed, consistent with applicable regulatory guidance.

14. The fourth paragraph following the heading “Valuing shares” in the “Purchase, exchange and sale of shares” section of the American Funds U.S. Government Money Market Fund is amended to read as follows:

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class C shares.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-439-1020P CGD/AFD/10039-S81927

THE FUNDS MAKE AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF THEIR SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY
/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY
/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Statement of Additional Information Supplement October 1, 2020

For the following funds with statements of additional information dated November 1, 2019 – September 1, 2020
(each as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage FundSM

American Funds Mortgage Fund®

American Funds Multi-Sector Income FundSM

American Funds Strategic Bond FundSM

American Funds U.S. Government Money Market FundSM

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

The New Economy Fund®

New Perspective Fund®

New World Fund, ® Inc.

Short-Term Bond Fund of America®

SMALLCAP World Fund®

U.S. Government Securities Fund®
Washington Mutual Investors FundSM

Changes apply to all funds unless otherwise noted.

1. The third paragraph under the heading “Securities lending activities” in the “Description of certain securities, investment techniques and risks” section of the American Funds Global Balanced Fund statement of additional information is amended to read as follows:

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the fund. As the securities lending agent, JPMorgan administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and JPMorgan. Under the terms of the agreement, JPMorgan is responsible for making available to approved borrowers securities from the fund’s portfolio. JPMorgan is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, JPMorgan receives a portion of the amount earned by the fund for lending securities.

2. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the AMCAP Fund statement of additional information is amended to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
James Terrile	Over $1,000,000	3	$158.8	5	$1.17	None
Barry S. Crosthwaite	Over $1,000,000	2	$281.1	5	$2.22	None
Aidan O’Connell	Over $1,000,000	2	$49.7	2	$0.21	None
Lawrence R. Solomon	Over $1,000,000	2	$196.6	3	$1.39	None
Jessica C. Spaly	$500,001 – $1,000,000	None		2	$0.25	None
Eric H. Stern	$500,001 – $1,000,000	1	$115.5	7	$1.05	9	$1.10
Gregory W. Wendt	$500,001 – $1,000,000	2	$49.7	2	$0.21	None
Cheryl E. Frank	Over $1,000,000	2	$62.3	3	$0.42	777	$9.61

3. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the American Balanced Fund statement of additional information is amended to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Gregory D. Johnson	Over $1,000,000	1	$108.5	2	$0.26	None
Hilda L. Applbaum	$500,001 – $1,000,000	2	$116.3	3	$1.81	None
Jeffrey T. Lager	Over $1,000,000	2	$156.0	2	$0.57	None
Pramod Atluri	Over $1,000,000	3	$176.9	1	$0.13	None
Paul Benjamin	$500,001 – $1,000,000	1	$115.9	2	$0.26	None
Alan N. Berro	Over $1,000,000	23	$213.4	2	$0.57	None
Mark L. Casey	$500,001 – $1,000,000	4	$473.7	4	$2.15	None
James R. Mulally	Over $1,000,000	7	$149.4	2	$0.25	None
Anne-Marie Peterson	$100,001 – $500,000	2	$249.6	2	$1.55	None
John R. Queen	$500,001 – $1,000,000	19	$86.5	2	$0.63	45	$0.87
Ritchie Tuazon	$500,001 – $1,000,000	4	$50.4	1	$0.15	None
Alan J. Wilson	Over $1,000,000	3	$357.9	3	$0.67	None

4. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the American Funds Global Balanced Fund statement of additional information is amended to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Alfonso Barroso	Over $1,000,000	3	$212.9	3	$0.55	None
Bradford F. Freer	$500,001 – $1,000,000	5	$107.0	1	$0.34	None
Thomas H. Høgh	$100,001 – $500,000	3	$16.6	3	$2.25	None
Winnie Kwan	$100,001 – $500,000	2	$147.3	2	$0.56	None
Robert H. Neithart	Over $1,000,000	5	$66.5	5	$4.05	5[4]	$2.40
David M. Riley	$500,001 – $1,000,000	3	$204.6	4	$0.99	None
Andrew A. Cormack	$100,001 – $500,000[5]	2	$16.2	1	$0.49	None

5. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the Capital World Bond Fund statement of additional information is amended to read as follows.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Thomas H. Høgh	Over $1,000,000	3	$24.0	3	$2.41	None
Robert H. Neithart	Over $1,000,000	5	$75.3	6	$4.33	6[4]	$2.92
Andrew A. Cormack	$100,001 – $500,000	2	$23.6	1	$0.50	None

6. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the Fundamental Investors statement of additional information is amended to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Brady L. Enright	Over $1,000,000	3	$274.7	4	$7.43	None
Mark L. Casey	Over $1,000,000	3	$357.9	3	$0.68	None
Julian N. Abdey	Over $1,000,000	1	$48.7	1	$0.13	None
Paul Benjamin	$500,001 – $1,000,000	2	$189.2	2	$0.26	None
Mathews Cherian	$100,001 – $500,000	1	$25.7	3	$0.33	None
Irfan M. Furniturewala	$100,001 – $500,000	1	$121.9	2	$0.60	None
Gregory D. Johnson	Over $1,000,000	1	$160.7	2	$0.26	None
Dina N. Perry	Over $1,000,000	1	$115.9	2	$6.20	None

7. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of The Growth Fund of America statement of additional information is amended to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Christopher D. Buchbinder	Over $1,000,000	2	$112.0	3	$2.19	None
Mark L. Casey	Over $1,000,000	4	$440.9	4	$2.30	None
Barry S. Crosthwaite	Over $1,000,000	2	$178.1	5	$2.45	None
J. Blair Frank	Over $1,000,000	1	$36.5	1	$1.52	None
Joanna F. Jonsson	Over $1,000,000	4	$300.8	4	$13.99	None
Carl M. Kawaja	Over $1,000,000	3	$218.3	4	$10.80	None
Donald D. O’Neal	Over $1,000,000	2	$139.5	3	$2.08	None
Anne-Marie Peterson	Over $1,000,000	2	$206.7	2	$1.68	None
Alex Popa	Over $1,000,000	None		1	$1.52	None
Andraz Razen	Over $1,000,000	3	$206.3	3	$11.17	None
Martin Romo	Over $1,000,000	1	$103.0	3	$2.19	None
Lawrence R. Solomon	Over $1,000,000	2	$84.1	3	$1.79	None
Alan J. Wilson	Over $1,000,000	3	$333.7	3	$2.13	None

8. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of The New Economy Fund statement of additional information is amended to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Timothy D. Armour	Over $1,000,000	None		2	$0.09	None
Mathews Cherian	Over $1,000,000	None		2	$0.09	None
Tomoko Fortune	Over $1,000,000	None		2	$0.17	None
Caroline Jones	$500,001 – $1,000,000	None		2	$0.09	None
Harold H. La	$100,001 – $500,000	2	$52.1	2	$0.09	None
Reed Lowenstein	$100,001 – $500,000	None		2	$0.17	None
Richmond Wolf	$100,001 – $500,000	None		2	$0.09	None

9. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the New World Fund statement of additional information is amended to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Carl M. Kawaja	Over $1,000,000	3	$358.3	3	$0.91	None
Nicholas J. Grace	$500,001 – $1,000,000	3	$169.2	2	$0.87	None
Jonathan Knowles	$100,001 – $500,000	4	$306.6	4	$7.05	None
Robert W. Lovelace	Over $1,000,000	1	$91.4	10	$14.07	13[4]	$3.61
Bradford F. Freer	$500,001 – $1,000,000	4	$54.9	1	$0.39	None
Winnie Kwan	$100,001 – $500,000	2	$125.7	2	$0.56	None
Kirstie Spence	$100,001 – $500,000	3	$4.5	4	$2.28	6[5]	$2.95
Tomonori Tani	$100,001 – $500,000	2	$3.9	3	$1.91	None
Lisa Thompson	$100,001 – $500,000	None		4	$1.28	8[6]	$1.07
Christopher Thomsen	Over $1,000,000	2	$173.4	2	$0.87	None

10. The third and fourth paragraphs in the “Price of shares” section of the statement of additional information for all of the funds listed above (other than American Funds U.S. Government Money Market Fund) is amended to read as follows:

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

11. The third and fourth paragraphs in the “Price of shares” section of the American Funds U.S. Government Money Market Fund statement of additional information is amended to read as follows:

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value. The fund may also calculate its share price on days the New York Stock Exchange is closed, consistent with applicable regulatory guidance.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-444-1020O CGD/10149-S81944